Income Taxes (Narrative) (Details) - CAD ($)	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Non-refundable investment tax credit carry forwards [Member]
Statements [Line Items]
Unused tax credits for which no deferred tax asset recognised	$ 5,701,467	$ 5,773,473
Non-capital losses carried forward [Member]
Statements [Line Items]
Unused tax losses for which no deferred tax asset recognised	33,963,000	31,793,000	$ 26,424,000
Net operating losses [Member]
Statements [Line Items]
Unused tax losses for which no deferred tax asset recognised	1,668,000	1,668,000	1,668,000
Capital losses carried forward [Member]
Statements [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 2,295,000	$ 2,295,000	$ 2,295,000